STOCK OPTIONS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, nonvested options	$ 1,781
Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, nonvested options, period for recognition	4 years 3 months 11 days
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares permitted for grant (in shares)	1,000,000
2015 Equity Incentive Plan | Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	10 years
Share-based compensation expense	$ 355	$ 211	$ 237
2015 Equity Incentive Plan | Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
2015 Equity Incentive Plan | Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years